Concentrations of Credit Risk (Details) - item	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentrations of Credit Risk
Short-term contracts usual term	1 month
Revenue | Customer concentration
Concentrations of Credit Risk
Number of purchasers	4	5	3
Revenue | Customer concentration | Purchaser one
Concentrations of Credit Risk
Concentration risk (as a percent)	28.00%	28.00%	41.00%
Revenue | Customer concentration | Purchaser two
Concentrations of Credit Risk
Concentration risk (as a percent)	18.00%	16.00%	32.00%
Revenue | Customer concentration | Purchaser three
Concentrations of Credit Risk
Concentration risk (as a percent)	15.00%	13.00%	10.00%
Revenue | Customer concentration | Purchaser four
Concentrations of Credit Risk
Concentration risk (as a percent)	12.00%	12.00%
Revenue | Customer concentration | Purchaser five
Concentrations of Credit Risk
Concentration risk (as a percent)		11.00%
Accounts receivable | Customer concentration
Concentrations of Credit Risk
Number of purchasers	4	3
Accounts receivable | Customer concentration | Purchaser one
Concentrations of Credit Risk
Concentration risk (as a percent)	25.00%	31.00%
Accounts receivable | Customer concentration | Purchaser two
Concentrations of Credit Risk
Concentration risk (as a percent)	23.00%	16.00%
Accounts receivable | Customer concentration | Purchaser three
Concentrations of Credit Risk
Concentration risk (as a percent)	15.00%	13.00%
Accounts receivable | Customer concentration | Purchaser four
Concentrations of Credit Risk
Concentration risk (as a percent)	13.00%